ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Australia - 16.7%
BHP Group Ltd.	127,561	$3,872,476
Fortescue Ltd.	248,850	3,655,212
Greatland Resources Ltd. (a)	619,483	4,336,703
Qantas Airways Ltd.	539,715	3,738,666
Ramelius Resources Ltd.	1,471,301	4,084,602
Santos Ltd.	831,294	3,422,903
Whitehaven Coal Ltd.	734,443	3,798,522
Woodside Energy Group Ltd.	213,345	3,358,654
		30,267,738

China - 2.1%
Yangzijiang Shipbuilding Holdings Ltd.	1,389,989	3,763,157

Denmark - 2.1%
AP Moller - Maersk AS - Class B	1,677	3,862,906

France - 4.0%
Air France-KLM (a)	266,788	3,625,961
Eiffage SA	24,505	3,524,905
		7,150,866

Germany - 6.0%
Aurubis AG	25,530	3,726,350
Deutsche Telekom AG	108,299	3,520,367
TUI AG (a)	349,586	3,690,924
		10,937,641

Israel - 2.1%
ZIM Integrated Shipping Services Ltd.	175,792	3,732,064

Italy - 1.9%
Buzzi SpA	57,040	3,485,733

Japan - 43.1% (b)
Aisin Corp.	189,185	3,533,933
ANA Holdings, Inc.	187,017	3,556,714
Central Japan Railway Co.	127,099	3,519,078
Hitachi Construction Machinery Co. Ltd.	118,101	3,490,856
Isuzu Motors Ltd.	230,850	3,595,241
Japan Airlines Co. Ltd.	186,646	3,461,483
Kobe Steel Ltd.	285,234	3,771,193
Komatsu Ltd.	106,887	3,411,868

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Makita Corp.	122,165	$3,694,430
NGK Insulators Ltd.	178,062	3,809,281
Niterra Co. Ltd.	82,569	3,632,424
Otsuka Holdings Co. Ltd.	62,935	3,565,004
SCREEN Holdings Co. Ltd.	41,557	4,043,212
Seibu Holdings, Inc.	112,875	3,101,468
Sekisui Chemical Co. Ltd.	210,710	3,544,566
Sekisui House Ltd.	160,356	3,580,984
Shimamura Co. Ltd.	49,880	3,254,428
Subaru Corp.	159,013	3,446,432
Suntory Beverage & Food Ltd.	113,468	3,424,178
Suzuki Motor Corp.	224,928	3,352,237
Tosoh Corp.	235,134	3,530,613
Toyoda Gosei Co. Ltd.	150,512	3,788,744
		78,108,367

Luxembourg - 3.9%
Millicom International Cellular SA	67,124	3,721,355
Tenaris SA	171,653	3,330,502
		7,051,857

Netherlands - 2.0%
Signify NV (c)	149,607	3,685,144

Norway - 4.1%
Equinor ASA	151,611	3,564,664
Norsk Hydro ASA	490,564	3,805,764
		7,370,428

Portugal - 1.6%
Galp Energia SGPS SA	170,206	2,926,378

Sweden - 2.0%
Telefonaktiebolaget LM Ericsson - Class B	364,016	3,582,235

United Kingdom - 5.9%
easyJet PLC	539,202	3,711,115
Endeavour Mining PLC	70,774	3,644,535
Imperial Brands PLC	81,091	3,409,261
		10,764,911
TOTAL COMMON STOCKS (Cost $157,722,254)		176,689,425

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares		Value
PREFERRED STOCKS - 2.0%
Germany - 2.0%
Henkel AG & Co. KGaA, 0.00%	43,394		$3,548,341
TOTAL PREFERRED STOCKS (Cost $3,359,933)			3,548,341

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.67% (d)	361,669		361,669
TOTAL MONEY MARKET FUNDS (Cost $361,669)			361,669

TOTAL INVESTMENTS - 99.7% (Cost $161,443,856)			$180,599,435
Other Assets in Excess of Liabilities - 0.3%		0.00292	528,007
TOTAL NET ASSETS - 100.0%			$181,127,442

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $3,685,144 or 2.0% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Alpha Architect International Quantitative Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$176,689,425	$—	$—	$176,689,425
Preferred Stocks	3,548,341	—	—	3,548,341
Money Market Funds	361,669	—	—	361,669
Total Investments	$180,599,435	$—	$—	$180,599,435

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
4